Overview: (Details) - location	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of business combinations line items
Number of airports		9
Agreement term		50 years
Aeropuerto de Cancun, S. A. de C. V.
Disclosure of business combinations line items
Proportion of interest in subsidiary		100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Proportion of interest in subsidiary	60.00%	60.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary		100.00%
Investing public
Disclosure of business combinations line items
Proportion of interest acquired	66.54%	66.54%	66.54%	66.54%
ITA
Disclosure of business combinations line items
Proportion of interest acquired	7.65%	7.65%	7.65%	7.65%
Servicios Estrategia Patrimonial
Disclosure of business combinations line items
Proportion of interest acquired	13.51%	13.51%	13.51%	13.51%
Remer Soluciones a la Inversion [member]
Disclosure of business combinations line items
Proportion of interest acquired	12.31%	12.31%	12.31%	12.31%